Commitments and contingencies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 USD ($)
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Office lease expenses	$ 50,260	SFr 49,314	$ 118,337